FINANCE INCOME (Tables)	12 Months Ended
Jun. 30, 2021
Finance Income [Abstract]
Finance income
Amounts in R million Note 2021 2020 2019
Interest on financial assets measured at amortised cost 13 108.7 63.1 16.9
Growth in cash and cash equivalents in environmental rehabilitation trust funds 12 22.5 33.3 30.5
Growth in reimbursive right for environmental rehabilitation guarantees 12 3.7 5.2 7.9
Dividends received 25 76.1 4.3 -
Unwinding of Payments made under protest
24 4.8 3.9 3.0
Other finance income
0.4 - -
216.2 109.8 58.3